JPMorgan Small Cap Growth Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.2%
Aerospace & Defense — 1.1%
Hexcel Corp.	612	44,566
Automobile Components — 2.5%
LCI Industries	192	23,606
Modine Manufacturing Co. *	473	45,000
Visteon Corp. *	272	32,029
		100,635
Automobiles — 0.5%
Winnebago Industries, Inc.	254	18,829
Banks — 0.7%
First Financial Bankshares, Inc.	288	9,436
Pinnacle Financial Partners, Inc.	211	18,167
		27,603
Biotechnology — 12.5%
ACELYRIN, Inc. * (a)	1,131	7,632
Agios Pharmaceuticals, Inc. *	656	19,176
Alector, Inc. *	965	5,809
Allogene Therapeutics, Inc. * (a)	1,612	7,205
Amicus Therapeutics, Inc. *	3,514	41,393
Apellis Pharmaceuticals, Inc. *	315	18,520
Arrowhead Pharmaceuticals, Inc. *	864	24,711
Blueprint Medicines Corp. *	478	45,349
Cytokinetics, Inc. * (a)	123	8,621
Halozyme Therapeutics, Inc. *	1,078	43,847
Kyverna Therapeutics, Inc. * (a)	353	8,775
Natera, Inc. *	664	60,696
REGENXBIO, Inc. *	1,244	26,224
Relay Therapeutics, Inc. *	2,003	16,630
REVOLUTION Medicines, Inc. *	1,274	41,055
Sage Therapeutics, Inc. * (a)	568	10,639
Twist Bioscience Corp. * (a)	1,101	37,790
Vaxcyte, Inc. *	596	40,706
Verve Therapeutics, Inc. * (a)	700	9,294
Viking Therapeutics, Inc. * (a)	292	23,919
		497,991
Broadline Retail — 0.7%
Global-e Online Ltd. (Israel) *	750	27,262
Building Products — 3.5%
AAON, Inc.	814	71,745
Simpson Manufacturing Co., Inc.	333	68,206
		139,951
Capital Markets — 1.7%
Evercore, Inc., Class A	205	39,413

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Hamilton Lane, Inc., Class A	158	17,810
Piper Sandler Cos.	52	10,365
		67,588
Commercial Services & Supplies — 3.6%
ACV Auctions, Inc., Class A *	1,617	30,354
Casella Waste Systems, Inc., Class A *	586	57,918
MSA Safety, Inc.	288	55,859
		144,131
Communications Equipment — 0.4%
Ciena Corp. *	294	14,550
Construction & Engineering — 2.9%
Comfort Systems USA, Inc.	209	66,270
MasTec, Inc. *	236	21,984
Valmont Industries, Inc.	115	26,314
		114,568
Construction Materials — 0.7%
Eagle Materials, Inc.	98	26,611
Consumer Staples Distribution & Retail — 1.8%
Chefs' Warehouse, Inc. (The) *	940	35,404
Grocery Outlet Holding Corp. *	714	20,548
Performance Food Group Co. *	237	17,708
		73,660
Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc. *	311	35,278
Electrical Equipment — 2.3%
Bloom Energy Corp., Class A * (a)	1,739	19,547
NEXTracker, Inc., Class A *	819	46,069
Shoals Technologies Group, Inc., Class A * (a)	1,341	14,997
Vicor Corp. *	270	10,315
		90,928
Electronic Equipment, Instruments & Components — 0.9%
Fabrinet (Thailand) *	39	7,459
Littelfuse, Inc.	118	28,534
		35,993
Energy Equipment & Services — 2.3%
Cactus, Inc., Class A	915	45,853
TechnipFMC plc (United Kingdom)	1,901	47,720
		93,573
Financial Services — 2.4%
AvidXchange Holdings, Inc. * (a)	2,473	32,519

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — continued
PennyMac Financial Services, Inc. (a)	242	22,030
Remitly Global, Inc. *	1,941	40,263
		94,812
Food Products — 1.2%
Freshpet, Inc. * (a)	431	49,883
Ground Transportation — 0.2%
Saia, Inc. *	14	8,313
Health Care Equipment & Supplies — 3.7%
Alphatec Holdings, Inc. *	1,217	16,782
Establishment Labs Holdings, Inc. (Costa Rica) * (a)	535	27,208
Inari Medical, Inc. * (a)	566	27,162
iRhythm Technologies, Inc. * (a)	373	43,253
Outset Medical, Inc. * (a)	1,586	3,520
Shockwave Medical, Inc. *	86	28,121
		146,046
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc. *	358	28,384
Accolade, Inc. *	2,051	21,496
Progyny, Inc. *	669	25,510
		75,390
Health Care Technology — 1.3%
Evolent Health, Inc., Class A *	1,606	52,645
Hotels, Restaurants & Leisure — 5.7%
Boyd Gaming Corp. (a)	631	42,455
Cava Group, Inc. * (a)	266	18,607
Life Time Group Holdings, Inc. * (a)	1,874	29,092
Marriott Vacations Worldwide Corp.	164	17,704
Papa John's International, Inc. (a)	417	27,744
Planet Fitness, Inc., Class A *	298	18,672
Six Flags Entertainment Corp. *	1,165	30,651
Texas Roadhouse, Inc.	269	41,629
		226,554
Household Durables — 1.2%
Helen of Troy Ltd. *	109	12,542
Sonos, Inc. *	1,932	36,818
		49,360
Industrial REITs — 0.8%
Terreno Realty Corp.	508	33,727
IT Services — 1.2%
DigitalOcean Holdings, Inc. * (a)	650	24,812
Globant SA *	110	22,267
		47,079

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 3.2%
Chart Industries, Inc. * (a)	179	29,597
Esab Corp.	244	26,969
ITT, Inc.	309	41,996
John Bean Technologies Corp.	272	28,543
		127,105
Oil, Gas & Consumable Fuels — 1.8%
Chord Energy Corp.	91	16,270
Matador Resources Co. (a)	575	38,377
SM Energy Co.	366	18,255
		72,902
Personal Care Products — 1.7%
elf Beauty, Inc. *	341	66,782
Pharmaceuticals — 1.9%
Arvinas, Inc. *	633	26,149
Intra-Cellular Therapies, Inc. *	614	42,517
Revance Therapeutics, Inc. * (a)	1,521	7,481
		76,147
Professional Services — 1.5%
ExlService Holdings, Inc. *	1,101	35,024
KBR, Inc.	207	13,166
Paycor HCM, Inc. * (a)	596	11,578
		59,768
Semiconductors & Semiconductor Equipment — 5.1%
Allegro MicroSystems, Inc. (Japan) *	1,583	42,684
Astera Labs, Inc. * (a)	99	7,348
Credo Technology Group Holding Ltd. *	1,090	23,095
MACOM Technology Solutions Holdings, Inc. * (a)	161	15,382
MKS Instruments, Inc.	203	26,973
Onto Innovation, Inc. *	208	37,683
Rambus, Inc. *	804	49,677
		202,842
Software — 12.4%
Appfolio, Inc., Class A *	71	17,610
BlackLine, Inc. *	524	33,826
Box, Inc., Class A *	1,043	29,522
Clear Secure, Inc., Class A (a)	942	20,042
Confluent, Inc., Class A *	1,363	41,594
CyberArk Software Ltd. *	129	34,370
Elastic NV *	206	20,662
Envestnet, Inc. *	350	20,254
Five9, Inc. *	155	9,639
Freshworks, Inc., Class A *	1,615	29,414
Gitlab, Inc., Class A *	405	23,585
HashiCorp, Inc., Class A *	1,366	36,816

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
JFrog Ltd. (Israel) *	721	31,896
MicroStrategy, Inc., Class A * (a)	7	12,263
PowerSchool Holdings, Inc., Class A * (a)	650	13,843
SentinelOne, Inc., Class A *	1,254	29,239
Smartsheet, Inc., Class A *	693	26,662
Vertex, Inc., Class A *	1,128	35,815
Workiva, Inc. *	351	29,764
		496,816
Specialized REITs — 0.6%
CubeSmart	505	22,859
Specialty Retail — 2.3%
Burlington Stores, Inc. *	88	20,375
Floor & Decor Holdings, Inc., Class A * (a)	266	34,568
Lithia Motors, Inc., Class A	119	35,725
		90,668
Technology Hardware, Storage & Peripherals — 3.7%
Super Micro Computer, Inc. *	147	148,078
Trading Companies & Distributors — 6.4%
Air Lease Corp.	593	30,500
Applied Industrial Technologies, Inc.	378	74,733
FTAI Aviation Ltd. (a)	537	36,107
Rush Enterprises, Inc., Class A (a)	767	41,072
SiteOne Landscape Supply, Inc. * (a)	166	28,999
WESCO International, Inc.	264	45,175
		256,586
Total Common Stocks (Cost $2,837,717)		3,958,079
Short-Term Investments — 7.0%
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (b) (c) (Cost $37,456)	37,443	37,458
Investment of Cash Collateral from Securities Loaned — 6.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (b) (c)	213,999	213,999

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	28,484	28,484
Total Investment of Cash Collateral from Securities Loaned (Cost $242,551)		242,483
Total Short-Term Investments (Cost $280,007)		279,941
Total Investments — 106.2% (Cost $3,117,724)		4,238,020
Liabilities in Excess of Other Assets — (6.2)%		(248,757)
NET ASSETS — 100.0%		3,989,263

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2024. The total value of securities on loan at March 31, 2024 is $236,050.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2024.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,238,020	$—	$—	$4,238,020

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$62,312	$795,899	$820,772	$18	$1	$37,458	37,443	$1,623	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (a) (b)	236,014	716,000	738,000	41	(56)	213,999	213,999	8,776	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	50,951	334,408	356,875	—	—	28,484	28,484	1,106	—
Total	$349,277	$1,846,307	$1,915,647	$59	$(55)	$279,941		$11,505	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.